Contingent Liabilities (Details Narrative) $ in Millions, $ in Millions	Feb. 24, 2023 CAD ($)	Feb. 24, 2023 USD ($)	Jul. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Stanford Litigation Settlement [member]
Disclosure of contingent liabilities [line items]
Pre Tax Litigation Provision	$ 1,600
Post Tax Litigation Provision	$ 1,200
Stanford Financial Group [member] | Stanford Litigation Settlement [member]
Disclosure of contingent liabilities [line items]
Litigation settlement amount settled with counter party		$ 1,205
Litigation and other provision [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses			$ 0	$ 0
Litigation and other provision [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses			$ 1,290	$ 1,260